Long Term Investment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013 Talent Boom Group Ltd [Member]	May 31, 2013 Dajie.com Ltd [Member]	Mar. 05, 2012 Alo7 [Member]	Jul. 01, 2012 Alo7 [Member]	May 31, 2013 MaxEn [Member]
Investment [Line Items]
Equity share in subscription agreement			20.00%	5.00%
Investment in subscription agreement	$ 8,267	$ 2,002		$ 2,000	$ 1,000		$ 5,265
Noncontrolling interest, equity ownership percentage						3.00%
Cash consideration for long term investment in MaxEn	6,500						6,500
Investment in self-developed technologies							2,780
Book value of investment in MaxEn							$ 0
Equity ownership interest							65.00%